ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† – 99.9%

Brazil – 1.6%

Consumer Discretionary – 1.6%
MercadoLibre*	1,353	$2,258,022

Canada – 1.8%

Information Technology – 1.8%
Shopify, Cl A*	39,745	2,432,394

China – 3.6%

Consumer Discretionary – 3.6%
Alibaba Group Holding ADR .	35,522	2,800,910
JD.com ADR	81,321	2,146,061
		4,946,971

France – 1.5%

Information Technology – 1.5%
Dassault Systemes	53,927	2,044,736

Germany – 1.3%

Information Technology – 1.3%
Infineon Technologies	53,456	1,853,922

Israel – 2.0%

Information Technology – 2.0%
JFrog*	72,468	2,794,366

Netherlands – 1.8%

Information Technology – 1.8%
ASML Holding, Cl G	2,685	2,515,040

Taiwan – 4.5%

Information Technology – 4.5%
Global Unichip	51,088	1,787,381
MediaTek	59,546	2,210,104
Taiwan Semiconductor Manufacturing	78,311	2,225,204
		6,222,689

United States – 81.8%

Communication Services – 3.6%
Alphabet, Cl A	15,291	2,623,018
Spotify Technology*	6,619	2,276,539
		4,899,557

Consumer Discretionary – 5.1%
Amazon.com*	13,623	2,547,229
Booking Holdings	486	1,805,495
Tesla*	11,140	2,585,260
		6,937,984

Financials – 4.1%
Block, Cl A*	28,443	1,760,053
Fiserv*	10,778	1,762,957

Description	Shares	Fair Value

United States – continued

Financials – continued
Lemonade*	117,395	$2,116,632
		5,639,642

Health Care – 4.7%
Illumina*	20,639	2,530,341
Veeva Systems, Cl A*	9,254	1,776,120
Veracyte*	94,226	2,261,424
		6,567,885

Industrials – 1.4%
Verisk Analytics, Cl A	7,489	1,960,246

Information Technology – 60.2%
Adobe*	4,518	2,492,355
Advanced Micro Devices*	17,386	2,511,929
Ambarella*	52,389	2,757,757
Analog Devices	12,566	2,907,521
Arista Networks*	8,882	3,078,057
Autodesk*	12,928	3,199,939
C3.ai, Cl A*	65,905	1,762,959
Cloudflare, Cl A*	41,709	3,232,448
Cognex	59,364	2,945,642
Crowdstrike Holdings, Cl A*	7,731	1,793,283
CyberArk Software*	8,370	2,145,901
Datadog, Cl A*	24,655	2,870,828
Elastic*	18,222	1,998,407
Fair Isaac*	1,293	2,068,800
HubSpot*	4,155	2,065,160
International Business Machines	13,476	2,589,279
Intuit	3,062	1,982,186
Lam Research	2,706	2,492,875
Microsoft	7,404	3,097,463
MongoDB, Cl A*	10,230	2,581,643
Nutanix, Cl A*	41,349	2,088,538
NVIDIA	25,961	3,037,956
Palo Alto Networks*	10,187	3,308,024
Pure Storage, Cl A*	43,011	2,577,649
QUALCOMM	11,088	2,006,374
Rapid7*	75,040	2,952,074
Salesforce	8,305	2,149,334
Samsara, Cl A*	92,425	3,538,028
ServiceNow*	3,952	3,218,468
Snowflake, Cl A*	18,896	2,463,660
Teradyne	15,369	2,015,798
Varonis Systems, Cl B*	47,416	2,614,044
		82,544,379

Materials – 1.3%
Ginkgo Bioworks Holdings*	4,700,503	1,786,191

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2024 (Unaudited)

Description	Shares	Fair Value

United States – continued

Real Estate – 1.4%
CoStar Group*	25,532	$1,992,007
		112,327,891

Total Common Stock
(Cost $128,074,791)		137,396,031

SHORT-TERM INVESTMENT – 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(A)	83,750	83,750

Total Short-Term Investment
(Cost $83,750)		83,750

Total Investments - 100.0%
(Cost $128,158,541)		$137,479,781

Percentages based on Net Assets of $137,449,280.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate shown is the 7-day effective yield as of July 31, 2024.

ADR – American Depository Receipt

Cl – Class

ROB-QH-001-2200